Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 07, 2021
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000356134
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 07, 2021
Document Effective Date	dei_DocumentEffectiveDate	Sep. 07, 2021
Prospectus Date	rr_ProspectusDate	Oct. 30, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.75%
Less Fee Waivers[1]	-
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.18%
Total Annual Fund Operating Expenses	0.78%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.26%
Total Annual Fund Operating Expenses	0.86%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.76%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 15 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.19%
Total Annual Fund Operating Expenses	0.79%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.75%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 27-28 in the “Fund Management-Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.18%, on an annual basis, of the aggregate average daily net assets attributable to Class A shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.61%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.62%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 7 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.64%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.60%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph on page 16 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class D shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

 FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class P Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following paragraph replaces the second paragraph under “Additional Compensation” on page 13 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class P shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class T Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.41%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1)	None
Fees
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.43%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.42%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.20%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.44%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.40%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class T shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class U Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.12%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.12% for Class U shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 9 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class U shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class V Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.31%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.36%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.33%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.40%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.32%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.10%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.34%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.30%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on pages 32-33 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class V shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Retail Prime Obligations Fund

Treasury Obligations Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class X Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.07%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.09%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.08%)
Net Expenses[1]	0.14%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 19 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class X shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.11%
Total Annual Fund Operating Expenses	0.46%
Less Fee Waivers[1]	(0.01%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.16%
Total Annual Fund Operating Expenses	0.51%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.13%
Total Annual Fund Operating Expenses	0.48%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.21%
Total Annual Fund Operating Expenses	0.56%
Less Fee Waivers[1]	(0.11%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.12%
Total Annual Fund Operating Expenses	0.47%
Less Fee Waivers[1]	(0.02%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses:
Shareholder Servicing Fee	0.25%
Miscellaneous	0.14%
Total Annual Fund Operating Expenses	0.49%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.45%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Y shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated September 7, 2021

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 30, 2020. Please retain this supplement for future reference.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.26%
Less Fee Waivers[1]	(0.06%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers[1]	(0.03%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.30%
Less Fee Waivers[1]	(0.10%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.18%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

FAF-MM-Pro-1

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Annual Fund Operating Expenses
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers[1]	(0.04%)
Net Expenses[1]	0.20%

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.

The following paragraph replaces the second paragraph under “Additional Compensation” on page 32 in the “Fund Management—Investment Adviser” section of the Prospectus:

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to 0.13%, on an annual basis, of the aggregate average daily net assets attributable to Class Z shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

FAF-MM-Pro-1

Class A | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class A | First American Government Obligations Fund | First American Government Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[1]
Class A | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class A | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[2]
Class A | First American Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class A | First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[3]
Class A | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class A | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[4]
Class A | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 15 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class A | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[5]
Class D | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class D | First American Government Obligations Fund | First American Government Obligations Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.61%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[6]
Class D | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class D | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[7]
Class D | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 7 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class D | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[8]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.60%	[8]
Class P | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class P | First American Government Obligations Fund | First American Government Obligations Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[9]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[9]
Class P | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class P | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class P
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[10]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[10]
Class T | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American Government Obligations Fund | First American Government Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[11]
Class T | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.43%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[12]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[12]
Class T | First American Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.50%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[13]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[13]
Class T | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.42%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[14]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[14]
Class T | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.44%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[15]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[15]
Class T | First American Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class T | First American Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.20%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[16]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[16]
Class U | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class U | First American Government Obligations Fund | First American Government Obligations Fund - Class U
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[17]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.12%	[17]
Class V | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American Government Obligations Fund | First American Government Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.31%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[18]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[18]
Class V | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.33%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[19]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[19]
Class V | First American Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[20]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[20]
Class V | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[21]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[21]
Class V | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.34%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[22]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[22]
Class V | First American Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class V | First American Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.10%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[23]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.30%	[23]
Class X | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class X | First American Government Obligations Fund | First American Government Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[24]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[24]
Class X | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class X | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[25]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[25]
Class X | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class X | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[26]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.14%	[26]
Class Y | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American Government Obligations Fund | First American Government Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[27]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[27]
Class Y | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.48%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[28]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[28]
Class Y | First American Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[29]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[29]
Class Y | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.47%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[30]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[30]
Class Y | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[31]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[31]
Class Y | First American Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Y | First American Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.51%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[32]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.45%	[32]
Class Z | First American Government Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 1 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Government Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American Government Obligations Fund | First American Government Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.21%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[33]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[33]
Class Z | First American Retail Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 8 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.23%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[34]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[34]
Class Z | First American Retail Tax Free Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 12 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Retail Tax Free Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.20%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[35]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[35]
Class Z | First American Treasury Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 16 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Treasury Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American Treasury Obligations Fund | First American Treasury Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.22%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[36]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.18%	[36]
Class Z | First American U.S. Treasury Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 19 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for U.S. Treasury Money Market Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.14%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[37]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[37]
Class Z | First American Institutional Prime Obligations Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table and footnote replace the current “Annual Fund Operating Expenses” table and footnote on page 4 under the “Fund Summaries—Fees and Expenses” section of the Prospectus for Institutional Prime Obligations Fund:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2022
Class Z | First American Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.16%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.26%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[38]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.20%	[38]

[1]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[2]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[3]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[4]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[5]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.75% for Class A shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[6]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[7]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[8]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.60% for Class D shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[9]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[10]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class P shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[11]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[12]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[13]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[14]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[15]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[16]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.40% for Class T shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[17]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.12% for Class U shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[18]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[19]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[20]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[21]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[22]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[23]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.30% for Class V shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[24]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[25]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[26]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.14% for Class X shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[27]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[28]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[29]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[30]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[31]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[32]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.45% for Class Y shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[33]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[34]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[35]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[36]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.18% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[37]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.
[38]	USBAM will contractually agree to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed 0.20% for Class Z shares. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2022 at the discretion of USBAM. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the FAF Board.